Vessels, Net (Details) (USD $)	6 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Accumulated depreciation
Net book value	$ 345,611,836	$ 194,834,866
Vessels
Cost
Balance at the beginning of the period	201,390,135
Additions	156,204,752
Balance at the end of the period	357,594,887
Accumulated depreciation
Balance at the beginning of the period	(6,555,269)
Depreciation	(5,427,782)
Balance at the end of the period	(11,983,051)
Net book value	345,611,836	194,834,866
Mortgaged VLGC vessels, carrying value	265,000,000
Impairment	$ 0